SIGNIFICANT CUSTOMERS	12 Months Ended
Dec. 31, 2021
Disclosure of major customers [abstract]
SIGNIFICANT CUSTOMERS [Text Block]

16. SIGNIFICANT CUSTOMERS

The following table represents sales to individual customers exceeding 10% of the Company's revenues:

	December 31,	December 31,	December 31,
	2021	2020	2019
Customer A	$2,787,027	$5,505,214	$11,043,962
Customer B	$252,804	$485,674	$2,660,840
Customer C	$932,248	$2,710,540	$1,957,400
Customer D	$1,314,843	$1,280,155	$308,443

The customers are major US and Canadian corporations who have displayed a pattern of consistent timely payment of amounts owing from sales.

The Company is obligated to pay a 5% royalty from sales of their manway securement systems until 2023 in accordance with the original acquisition agreement. During the year ended December 31, 2021, there were revenues from sales of the manway securement systems totaling $11,000 (2020 - $10,500; 2019 - $133,486).